Pension And Other Postretirement Employee Benefits Plans (Schedule Of Estimated Future Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 155
2015	159
2016	165
2017	169
2018	175
2019-23	942
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	45
2015	49
2016	52
2017	55
2018	57
2019-23	$ 316